PACE Select

Prospectus Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® Municipal Fixed Income Investments

PACE® International Fixed Income Investments

PACE® High Yield Investments

PACE® Large Co Value Equity Investments

PACE® Large Co Growth Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Global Real Estate Securities Investments

PACE® Alternative Strategies Investments

UBS Investment Trust

UBS U.S. Allocation Fund

Supplement to the prospectus offering Class A, Class B, Class C and Class Y shares of PACE Select Advisors Trust, dated November 28, 2011 (the "PACE Prospectus") and the prospectus offering Class A, Class B, Class C and Class Y shares of UBS U.S. Allocation Fund, dated December 29, 2011 (the "U.S. Allocation Fund Prospectus", and together with the PACE Prospectus, the "Prospectuses").

ZS-561

July 10, 2012

Dear Investor:

The purpose of this supplement is to update the Prospectuses to expand the categories of investors eligible to purchase Class A shares of the applicable funds without the imposition of a front-end sales charge. Effective July 31, 2012, clients in certain self-directed investment brokerage accounts of broker dealers or financial institutions with an appropriate agreement in place with UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") will be able to purchase Class A shares of the applicable funds with the front-end sales charge waived.

Accordingly, the Prospectuses are hereby revised as follows:

The sections captioned "Managing your fund account", sub-headed "Sales charge waivers for Class A, Class B and Class C shares" and sub-captioned "Class A front-end sales charge waivers" beginning on page 105 of the PACE Prospectus and page 21 of the U.S. Allocation Fund Prospectus are revised by adding the following numbered sentence after the final numbered sentence under that sub-caption:

11. Broker dealers or financial institutions that have entered into an agreement with UBS Global AM (US), on behalf of clients participating in certain self-directed investment brokerage accounts, in which clients may or may not pay a transaction fee to the broker dealer or financial institution.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.